Document and Entity Information	Mar. 10, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590717
Document Type	8-K
Document Period End Date	Mar. 10, 2020
Entity Registrant Name	CareTrust REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36181
Entity Tax Identification Number	46-3999490
Entity Address, Address Line One	905 Calle Amanecer
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92673
City Area Code	(949)
Local Phone Number	542-3130
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CTRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false